Commitments and Contingencies	12 Months Ended
Mar. 01, 2014
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

(a)	Credit facility
The Company has a $525 million asset-backed lending arrangement (the “Facility”) for working capital and general corporate purposes with a syndicate of commercial banks. The Facility, which is subject to certain availability criteria and limits and customary financial covenants, expires on August 27, 2016 and is secured by the Company’s accounts receivable, inventory, equipment, mortgages on certain real property and a stock pledge of certain subsidiaries. The Company has utilized approximately $5 million of the Facility for its outstanding letters of credit as of March 1, 2014.

(b)	Lease commitments
The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending
2015	$47
2016	38
2017	28
2018	25
2019	20
Thereafter	38
$196

For the year ended March 1, 2014, the Company incurred rental expense of $80 million (March 2, 2013 - $91 million; March 3, 2012 - $91 million).

(c)	Litigation
The Company is involved in litigation in the normal course of its business, both as a defendant and as a plaintiff. The Company is subject to a variety of claims (including claims related to patent infringement, purported class actions and other claims in the normal course of business) and may be subject to additional claims either directly or through indemnities against claims that it provides to certain of its partners and customers. In particular, the industry in which the Company competes has many participants that own, or claim to own, intellectual property, including participants that have been issued patents and may have filed patent applications or may obtain additional patents and proprietary rights for technologies similar to those used by the Company in its products. The Company has received, and may receive in the future, assertions and claims from third parties that the Company’s products infringe on their patents or other intellectual property rights. Litigation has been, and will likely continue to be, necessary to determine the scope, enforceability and validity of third-party proprietary rights or to establish the Company’s proprietary rights. Regardless of whether claims against the Company have merit, those claims could be time-consuming to evaluate and defend, result in costly litigation, divert management’s attention and resources, subject the Company to significant liabilities and could have the other effects.
Management reviews all of the relevant facts for each claim and applies judgment in evaluating the likelihood and, if applicable, the amount of any potential loss. Where it is considered probable for a material exposure to result and where the amount of the claim is quantifiable, provisions for loss are made based on management’s assessment of the likely outcome. The Company does not provide for claims that are considered unlikely to result in a significant loss, claims for which the outcome is not determinable or claims where the amount of the loss cannot be reasonably estimated. Any settlements or awards under such claims are provided for when reasonably determinable.
Additional lawsuits and claims, including purported class actions and derivative actions, may be filed or made based upon the Company’s historical stock option granting practices. Management assesses such claims in accordance with the policy described above.
As of March 1, 2014, there are claims outstanding for which the Company has assessed the potential loss as both probable to result and reasonably estimable, therefore an accrual has been made that is not material to the Company's financial statements. Further, there are claims outstanding for which the Company has assessed the potential loss as reasonably possible to result, however an estimate of the amount of loss cannot reasonably be made. There are many reasons that the Company cannot make these assessments, including, among others, one or more of the following: the early stages of a proceeding, which does not require the claimant to specifically identify the patent that has allegedly been infringed; damages sought that are unspecified, unsupportable, unexplained or uncertain; discovery not having been started or incomplete; the complexity of the facts that are in dispute (e.g., once a patent is identified, the analysis of the patent and a comparison to the activities of the Company is a labour-intensive and highly technical process); the difficulty of assessing novel claims; the parties not having engaged in any meaningful settlement discussions; the possibility that other parties may share in any ultimate liability; and the often slow pace of patent litigation.
Though the Company does not believe the following legal proceedings will result in a significant loss, and does not believe they are claims for which the outcomes are determinable or where the amounts of the loss can be reasonably estimated, the Company has included the following summaries of certain of its legal proceedings that it believes may be of interest to its investors.
On October 31, 2008, Mformation Technologies, Inc. (“Mformation”) filed a patent infringement lawsuit against the Company in the U.S. District Court for the Northern District of California. The patents in suit include U.S. Patent Nos. 6,970,917 and 7,343,408. These patents are generally directed to remote device management functionality. A jury trial began on June 19, 2012. On July 13, 2012, the jury found that the Company had infringed the asserted patent claims, awarding damages of $147.2 million. On August 8, 2012, Judge Ware overturned the jury verdict and granted judgment of non-infringement as a matter of law. On September 5, 2012, Mformation filed a motion for a new trial. On September 6, 2012, Mformation filed a notice of appeal to the U.S. Court of Appeals for the Federal Circuit. However, the Federal Circuit deactivated the appeal while the motion for new trial was pending. On September 20, 2012, the case was reassigned to Judge Edward M. Chen, in view of Judge Ware’s retirement from the bench. Judge Chen subsequently denied Mformation’s motion for new trial on November 15, 2012. On December 4, 2012, the court denied Mformation’s motion for relief from costs. The Federal Circuit reactivated the appeal on December 20, 2012 after Mformation filed a new notice of appeal. On January 3, 2013, a new entity, Mformation Software Technologies, Inc. (“MST”), filed a motion to substitute parties, alleging that Mformation had dissolved and that MST had assumed the rights, but not the liabilities, to the litigation. On January 14, 2013, the Company filed an opposition to MST’s motion, combined with a motion to dismiss. On April 8, 2013, MST filed its opening substantive brief. On November 21, 2013, after a limited remand to the District Court, the Federal Circuit denied both MST’s motion to substitute and the Company’s motion to dismiss. On December 23, 2013, the Company filed its responsive substantive brief, and MST filed a reply brief on January 9, 2014. Proceedings are ongoing.
On April 2, 2012, NXP B.V. (“NXP”) filed a lawsuit against the Company in the U.S. District Court for the Middle District of Florida (Orlando Division). NXP asserted that the Company infringes U.S. Patent Nos. 7,330,455; 6,434,654; 6,501,420; 5,597,668; 5,639,697; and 5,763,955. NXP alleges that its patents are generally directed to certain wireless technologies including 802.11 standards GPS and embedded memory technology, as well as certain methods of manufacture for semiconductor devices. The complaint seeks monetary damages, an injunction, and other relief that the court deems just and proper. The Company filed its Answer on May 30, 2012. Prior to trial, NXP dropped patents 5,597,668; 5,639,697; and 5,763,955. The trial began on March 24, 2014. Proceedings are ongoing.
On September 10, 2013, Cypress Semiconductor Corp. (“Cypress”) filed a lawsuit against the Company in the U.S. District Court for the Northern District of California. Cypress asserted that the Company infringes U.S. Patent Nos. 6,012,103; 6,249,825; and 6,493,770, generally relating to reconfiguration of a peripheral device connected to a host computer. Cypress also asserted that the Company infringes U.S. Patent Nos. 8,004,497; 8,059,015; and 8,519,973, generally relating to capacitive touchscreens. The complaint seeks an injunction, monetary damages, and other relief that the court deems just and proper. On November 4, 2013, the Company filed an answer and counterclaims. The Company asserted that Cypress infringes U.S. Patent Nos. 7,834,586, 7,986,127, and 8,169,187, generally directed to USB charging. The counterclaims seek an injunction, monetary damages, and other relief that the court deems just and proper. On December 2, 2013, Cypress filed an answer to the Company’s counterclaims. Proceedings are ongoing.
On November, 4, 2013, the Company filed a lawsuit against Cypress Semiconductor Corp. (“Cypress”) in the U.S. District Court for the Northern District of Texas. The Company asserted that Cypress infringes U.S. Patent No. 6,034,623, generally directed to a radio modem with radio and telemetry functions, and U.S. Patent No. 6,833,686, generally directed to an adaptive rate battery charging circuit. On January 13, 2014, Cypress filed an answer to the complaint. On January 30, 2014, Cypress filed petitions for inter partes review for both patents in the U.S. Patent and Trademark Office. On February 4, 2014, Cypress filed a motion to stay the lawsuit pending the inter partes reviews. Proceedings are ongoing.
On January 3, 2014, the Company filed a lawsuit against Typo Products LLC (“Typo”) in the U.S. District Court for the Northern District of California. The Company asserted that Typo infringes U.S. Patent Nos. 7,629,964, and 8,162,552, generally directed to a keyboard for use with a mobile communication device. The Company also asserted that Typo infringed U.S. Design Patent No. D685,775, generally directed to a keyboard design, and trade dress relating to keyboards. The complaint seeks an injunction, monetary damages, and other relief that the court deems just and proper. On January 22, 2014, the Company filed a motion for preliminary injunction to enjoin Typo from infringing U.S. Patent No. 7,629,964 and U.S. Design Patent No. D.685,775. Typo filed its opposition on February 5, 2014, and the Company filed a reply on February 12, 2014. Proceedings are ongoing.
Between May and August 2011, several purported class action lawsuits were filed against the Company and certain of its present or former officers in the U.S. District Court for the Southern District of New York, two of which have been voluntarily dismissed. On January 6, 2012, Judge Richard S. Sullivan consolidated the remaining three actions and appointed both lead plaintiff and counsel. On April 5, 2012, plaintiff filed the Consolidated Amended Class Action Complaint, alleging that during the period from December 16, 2010 through June 16, 2011, the Company and certain of its officers made materially false and misleading statements regarding the Company’s financial condition and business prospects, and seek unspecified damages. Defendants brought a motion to dismiss the claim with prejudice, which was granted on March 29, 2013. On April 25, 2013, Plaintiff filed a Notice of Appeal. The appeal was argued on November 7, 2013 with judgment reserved. Proceedings are ongoing.
Between October and December 2013, several purported class action lawsuits and one individual lawsuit were filed against the Company and certain of its former officers in various jurisdictions alleging that during the period from September 27, 2012 through September 20, 2013, the Company and certain of its officers made materially false and misleading statements regarding the Company’s financial condition and business prospects and that certain of the Company’s financial statements contain material misstatements. The individual lawsuit was voluntarily dismissed. The purported class action claims seek unspecified damages. Motions for the appointment of Lead Plaintiff and counsel have been filed in the U.S. proceedings. Proceedings are ongoing in all cases.

(d)	Concentrations in certain areas of the Company’s business
The Company attempts to ensure that most components essential to the Company’s business are generally available from multiple sources, however certain components are currently obtained from limited sources within a competitive market, which subjects the Company to significant supply, availability and pricing risks. Many components are at times subject to industry-wide shortages and significant commodity pricing fluctuations including those that are available from multiple sources. In addition, the Company has entered into various agreements for the supply of components, the manufacturing of its products and agreements that allow the Company to use intellectual property owned by other companies; however, there can be no guarantee that the Company will be able to extend or renew these agreements on similar terms, or at all. Therefore, the Company remains subject to significant risks of supply shortages, intellectual property litigation risk as well as potential price increases that can materially adversely affect its financial condition and operating results.
The Company also uses some custom components that are not common to the rest of the industry, and new products introduced by the Company often utilize custom components available from only one source for a period of time. When a component or product uses new technologies, initial capacity constraints may exist until the suppliers’ yields have matured or manufacturing capacity has increased. If the Company’s supply of components for a new or existing product were delayed or constrained, the Company’s financial condition and operating results could be materially adversely affected. Further, if the Company was not able to find an alternative source for the necessary quantities, the Company’s business and financial performance could also be materially adversely affected. Continued availability of these components at acceptable prices, or at all, may be affected if those suppliers concentrate on the production of common components instead of components customized to meet the Company’s requirements.
Substantially all of the Company’s hardware products are manufactured by outsourcing partners that are located primarily in Europe, Asia or Mexico. A significant concentration of this manufacturing is currently performed by a small number of outsourcing partners. Although the Company works closely with its outsourcing partners on manufacturing schedules, the Company’s operating results could be adversely affected if its outsourcing partners were unable to meet their production commitments.

(e)	Indemnifications
The Company enters into certain agreements that contain indemnification provisions under which the Company could be subject to costs and damages, including in the event of an infringement claim against the Company or an indemnified third party. Such intellectual property infringement indemnification clauses are generally not subject to any dollar limits and remain in effect for the term of the Company’s agreements. To date, the Company has not encountered material costs as a result of such indemnifications.
The Company has entered into indemnification agreements with its directors and current and former executive officers. Under these agreements, the Company agreed, subject to applicable law, to indemnify its directors and executive officers against all costs, charges and expenses reasonably incurred by such individuals in respect of any civil, criminal or administrative action which could arise by reason of their status as directors or officers. The Company maintains liability insurance coverage for the benefit of its directors and current and former executive officers. The Company has not encountered material costs as a result of such indemnifications in the current year. See the Company’s Management Information Circular for fiscal 2013 for additional information regarding the Company’s indemnification agreements with its directors and current and former executive officers.